Accrued Expenses - Schedule of Accrued Liabilities (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued legal	$ 103,000	$ 145,000
Accrued directors' compensation	52,000	$ 36,000
Accrued royalty	14,000
Accrued credits issued to customers	$ 10,000
Accrued management bonus		$ 50,000
Accrued stock transfer agent fees		27,000
Accrued accounting	$ 1,000	23,000
Accrued interest	12,000	14,000
Accrued other	45,000	47,000
Accrued expenses	$ 237,000	$ 342,000